Segmented Information (Tables)	6 Months Ended
May 31, 2019
Segment Reporting [Abstract]
Schedule of revenue from external customers and long-lived assets, by geographical areas
	Three months ended	Six months ended
	May 31,	May 31,	May 31,	May 31,
	2019	2018	2019	2018
	$	$	$	$

Revenue
Canada	-	-	-	-
United States	1,214,520	576,967	1,558,056	911,485
	1,214,520	576,967	1,558,056	911,485

			May 31,	November 30,
			2019	2018
			$	$
Total assets
Canada			5,567,637	11,474,227

Total property and equipment
Canada			2,516,464	2,755,993